DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.3%
Communication Services - 9.0%
Alphabet, Inc., Class A*	24,473	$3,243,407
Alphabet, Inc., Class C*	21,051	2,819,150
AT&T, Inc.	30,197	500,364
Charter Communications, Inc., Class A*	430	172,056
Comcast Corp., Class A	16,988	711,627
Electronic Arts, Inc.	1,208	166,716
Fox Corp., Class A	1,223	36,127
Fox Corp., Class B	529	14,632
Liberty Broadband Corp., Class A*	203	16,837
Liberty Broadband Corp., Class C*	639	53,114
Live Nation Entertainment, Inc.*	695	58,533
Match Group, Inc.*	1,404	45,462
Meta Platforms, Inc., Class A*	9,070	2,967,251
Netflix, Inc.*	1,804	855,042
Omnicom Group, Inc.	842	67,890
Paramount Global, Class B	2,500	35,925
Pinterest, Inc., Class A*	2,562	87,287
ROBLOX Corp., Class A*	1,771	69,618
Sirius XM Holdings, Inc. (a)	4,300	20,124
Snap, Inc., Class A*	4,893	67,670
Spotify Technology SA*	628	116,249
Take-Two Interactive Software, Inc.*	752	118,966
T-Mobile US, Inc.	2,339	351,903
Trade Desk, Inc., Class A*	1,941	136,763
Verizon Communications, Inc.	17,436	668,322
Walt Disney Co.*	7,555	700,273
Warner Bros Discovery, Inc.*	9,809	102,504
Warner Music Group Corp., Class A	731	24,203

(Cost $11,705,179)		14,228,015

Consumer Discretionary - 6.3%
Airbnb, Inc., Class A*	1,717	216,926
Aptiv PLC*	2,524	209,088
AutoZone, Inc.*	137	357,560
Best Buy Co., Inc.	2,227	157,983
Booking Holdings, Inc.*	156	487,609
Chipotle Mexican Grill, Inc.*	119	262,068
D.R. Horton, Inc.	2,420	308,961
Domino’s Pizza, Inc.	165	64,827
DoorDash, Inc., Class A*	1,193	112,118
eBay, Inc.	5,750	235,808
Etsy, Inc.*	2,345	177,775
Expedia Group, Inc.*	658	89,606
Ford Motor Co.	22,117	226,920
Garmin Ltd.	2,107	257,560
General Motors Co.	8,366	264,366
Genuine Parts Co.	1,478	196,249
Hasbro, Inc.	2,962	137,466
Home Depot, Inc.	4,559	1,429,201
Lennar Corp., Class A	2,137	273,365
Lennar Corp., Class B	1,064	122,083
LKQ Corp.	3,775	168,101
Lowe’s Cos., Inc.	3,047	605,835
Lululemon Athletica, Inc.*	879	392,737
McDonald’s Corp.	2,991	842,983
MercadoLibre, Inc.*	311	503,963
NIKE, Inc., Class B	6,447	710,911
NVR, Inc.*	35	215,439
PulteGroup, Inc.	2,608	230,599
Tractor Supply Co.	1,082	219,657
Ulta Beauty, Inc.*	529	225,349
Whirlpool Corp.	211	22,978
Yum China Holdings, Inc.	1,696	73,233
Yum! Brands, Inc.	1,011	126,931

(Cost $8,950,463)		9,926,255

Consumer Staples - 5.6%
Archer-Daniels-Midland Co.	2,291	168,915
Campbell Soup Co.	3,925	157,707
Church & Dwight Co., Inc.	2,567	248,049
Clorox Co.	1,482	212,445
Coca-Cola Co.	18,492	1,080,672
Colgate-Palmolive Co.	5,181	408,107
Conagra Brands, Inc.	6,013	170,108
Estee Lauder Cos., Inc., Class A	1,685	215,158
General Mills, Inc.	4,391	279,531
Hershey Co.	1,235	232,081
Hormel Foods Corp.	4,670	142,855
J M Smucker Co.	1,367	150,001
Kellanova	3,242	170,335
Keurig Dr Pepper, Inc.	8,611	271,849
Kimberly-Clark Corp.	2,457	304,005
Kraft Heinz Co.	7,178	252,020
McCormick & Co., Inc.	2,819	182,756
Mondelez International, Inc., Class A	7,628	542,046
PepsiCo, Inc.	6,446	1,084,797
Procter & Gamble Co.	10,741	1,648,958
Sysco Corp.	4,184	301,959
Target Corp.	2,892	386,979
Tyson Foods, Inc., Class A	2,885	135,133
WK Kellogg Co.	811	9,083

(Cost $9,424,284)		8,755,549

Financials - 11.6%
Aflac, Inc.	2,444	202,143
Allstate Corp.	1,115	153,725
Ally Financial, Inc.	1,302	38,044
American Express Co.	2,465	420,948
American International Group, Inc.	3,081	202,761
Ameriprise Financial, Inc.	460	162,615
Aon PLC, Class A	855	280,859
Apollo Global Management, Inc.	1,837	169,004
Arch Capital Group Ltd.*	1,615	135,159
Arthur J Gallagher & Co.	915	227,835

Bank of America Corp.	28,708	875,307
Bank of New York Mellon Corp.	3,294	159,166
BlackRock, Inc.	634	476,280
Block, Inc.*	2,402	152,359
Capital One Financial Corp.	1,634	182,452
Cboe Global Markets, Inc.	505	92,006
Charles Schwab Corp.	5,850	358,722
Chubb Ltd.	1,721	394,849
Cincinnati Financial Corp.	675	69,383
Citigroup, Inc.	7,888	363,637
Citizens Financial Group, Inc.	2,298	62,666
CME Group, Inc.	1,534	334,964
Discover Financial Services	1,099	102,207
Everest Group Ltd.	192	78,826
Fidelity National Financial, Inc.	1,122	50,311
Fidelity National Information Services, Inc.	2,552	149,649
Fifth Third Bancorp	3,101	89,774
Fiserv, Inc.*	2,582	337,235
FleetCor Technologies, Inc.*	334	80,327
Franklin Resources, Inc.	1,507	37,374
Global Payments, Inc.	1,202	139,961
Globe Life, Inc.	437	53,808
Goldman Sachs Group, Inc.	1,386	473,374
Hartford Financial Services Group, Inc.	1,337	104,500
Huntington Bancshares, Inc.	6,573	74,012
Interactive Brokers Group, Inc., Class A	490	38,142
Intercontinental Exchange, Inc.	2,351	267,638
JPMorgan Chase & Co.	12,022	1,876,394
KeyCorp	4,778	59,199
KKR & Co., Inc.	2,840	215,386
M&T Bank Corp.	744	95,358
Markel Group, Inc.*	64	92,102
Marsh & McLennan Cos., Inc.	2,067	412,201
Mastercard, Inc., Class A	3,469	1,435,576
MetLife, Inc.	2,683	170,719
Moody’s Corp.	685	249,998
Morgan Stanley	5,392	427,801
MSCI, Inc.	339	176,568
Nasdaq, Inc.	1,609	89,847
Northern Trust Corp.	957	75,842
PayPal Holdings, Inc.*	4,701	270,825
PNC Financial Services Group, Inc.	1,698	227,464
Principal Financial Group, Inc.	1,068	78,850
Progressive Corp.	2,446	401,217
Prudential Financial, Inc.	1,556	152,146
Raymond James Financial, Inc.	892	93,794
Regions Financial Corp.	4,198	70,023
Rocket Cos., Inc., Class A*(a)	1,338	12,497
S&P Global, Inc.	1,345	559,291
State Street Corp.	1,487	108,283
Synchrony Financial	2,117	68,506
T. Rowe Price Group, Inc.	989	99,029
Travelers Cos., Inc.	968	174,840
Truist Financial Corp.	5,738	184,419
US Bancorp	6,280	239,394
Visa, Inc., Class A	6,686	1,716,162
W.R. Berkley Corp.	970	70,374
Wells Fargo & Co.	15,487	690,565
Willis Towers Watson PLC	477	117,485

(Cost $16,366,029)		18,304,177

Health Care - 17.3%
Abbott Laboratories	8,624	899,397
AbbVie, Inc.	8,424	1,199,493
Agilent Technologies, Inc.	2,526	322,823
Align Technology, Inc.*	760	162,488
Alnylam Pharmaceuticals, Inc.*	1,335	224,614
Amgen, Inc.	2,901	782,226
Avantor, Inc.*	9,995	211,694
Baxter International, Inc.	5,468	197,285
Becton Dickinson and Co.	1,788	422,290
Biogen, Inc.*	1,174	274,810
BioMarin Pharmaceutical, Inc.*	2,562	233,347
Boston Scientific Corp.*	8,932	499,209
Bristol-Myers Squibb Co.	11,020	544,168
Cardinal Health, Inc.	1,741	186,426
Catalent, Inc.*	4,231	164,374
Cencora, Inc.	1,374	279,430
Centene Corp.*	2,107	155,244
Cigna Group	1,199	315,193
Cooper Cos., Inc.	616	207,543
CVS Health Corp.	7,584	515,333
Danaher Corp.	3,426	765,060
Dexcom, Inc.*	2,832	327,153
Edwards Lifesciences Corp.*	4,216	285,465
Elevance Health, Inc.	982	470,859
Eli Lilly & Co.	3,816	2,255,409
Gilead Sciences, Inc.	7,166	548,916
HCA Healthcare, Inc.	859	215,162
Henry Schein, Inc.*	2,409	160,753
Hologic, Inc.*	2,966	211,476
Humana, Inc.	539	261,339
IDEXX Laboratories, Inc.*	657	306,044
Illumina, Inc.*	1,497	152,619
Incyte Corp.*	3,245	176,333
Intuitive Surgical, Inc.*	1,906	592,461
IQVIA Holdings, Inc.*	773	165,499
Johnson & Johnson	11,660	1,803,336
Laboratory Corp. of America Holdings	358	77,654
McKesson Corp.	756	355,743
Medtronic PLC	7,364	583,744
Merck & Co., Inc.	11,836	1,212,953
Mettler-Toledo International, Inc.*	211	230,397
Moderna, Inc.*	2,611	202,875
Pfizer, Inc.	27,702	844,080

Quest Diagnostics, Inc.	461	63,263
Regeneron Pharmaceuticals, Inc.*	649	534,653
ResMed, Inc.	1,355	213,724
Royalty Pharma PLC, Class A	6,751	182,750
Seagen, Inc.*	1,397	297,854
STERIS PLC	1,122	225,455
Stryker Corp.	1,833	543,173
Teleflex, Inc.	845	190,708
Thermo Fisher Scientific, Inc.	1,885	934,508
UnitedHealth Group, Inc.	3,834	2,120,087
Veeva Systems, Inc., Class A*	651	113,476
Vertex Pharmaceuticals, Inc.*	1,517	538,247
Viatris, Inc.	20,100	184,518
Waters Corp.*	822	230,661
West Pharmaceutical Services, Inc.	719	252,196
Zimmer Biomet Holdings, Inc.	1,968	228,898
Zoetis, Inc.	2,840	501,743

(Cost $27,338,403)		27,358,631

Industrials - 5.4%
A O Smith Corp.	974	73,401
Automatic Data Processing, Inc.	1,738	399,601
Broadridge Financial Solutions, Inc.	461	89,351
C.H. Robinson Worldwide, Inc.	1,838	150,808
Carrier Global Corp.	6,360	330,466
Cintas Corp.	378	209,128
Copart, Inc.*	7,078	355,457
Deere & Co.	1,433	522,200
Delta Air Lines, Inc.	5,279	194,953
Dover Corp.	1,467	207,082
Equifax, Inc.	534	116,257
Expeditors International of Washington, Inc.	1,806	217,334
Fastenal Co.	5,082	304,768
FedEx Corp.	1,517	392,645
JB Hunt Transport Services, Inc.	1,176	217,877
Johnson Controls International PLC	3,442	181,738
Masco Corp.	3,209	194,305
Old Dominion Freight Line, Inc.	825	320,974
Otis Worldwide Corp.	3,359	288,169
PACCAR, Inc.	3,249	298,323
Paychex, Inc.	1,410	171,978
Paycom Software, Inc.	233	42,327
Rollins, Inc.	1,205	49,092
Snap-on, Inc.	724	198,876
Southwest Airlines Co.	5,756	147,181
SS&C Technologies Holdings, Inc.	1,170	65,824
Stanley Black & Decker, Inc.	2,095	190,435
Trane Technologies PLC	5	1,127
TransUnion	909	53,376
Uber Technologies, Inc.*	11,520	649,498
United Airlines Holdings, Inc.*	3,681	145,031
United Parcel Service, Inc., Class B	3,841	582,334
Veralto Corp.*	1,143	88,297
Verisk Analytics, Inc.	636	153,549
W.W. Grainger, Inc.	337	264,946
Waste Management, Inc.	2,544	434,999
Westinghouse Air Brake Technologies Corp.	1,722	200,716

(Cost $7,650,395)		8,504,423

Information Technology - 36.4%
Accenture PLC, Class A	2,752	916,801
Adobe, Inc.*	1,891	1,155,420
Advanced Micro Devices, Inc.*	7,949	963,101
Akamai Technologies, Inc.*	760	87,803
Amdocs Ltd.	591	49,508
Analog Devices, Inc.	2,800	513,464
Apple, Inc.	76,917	14,610,384
Applied Materials, Inc.	4,542	680,301
Arista Networks, Inc.*	1,976	434,147
Atlassian Corp., Class A*	677	129,273
Autodesk, Inc.*	930	203,140
Broadcom, Inc.	1,849	1,711,675
Cadence Design Systems, Inc.*	1,156	315,900
CDW Corp.	602	126,950
Cisco Systems, Inc.	19,791	957,489
Cloudflare, Inc., Class A*	1,332	102,764
Cognizant Technology Solutions Corp., Class A	2,174	153,006
Corning, Inc.	7,417	211,310
Crowdstrike Holdings, Inc., Class A*	953	225,851
Datadog, Inc., Class A*	1,275	148,627
DocuSign, Inc.*	988	42,583
Enphase Energy, Inc.*	1,494	150,924
EPAM Systems, Inc.*	272	70,228
Fair Isaac Corp.*	115	125,074
Fortinet, Inc.*	2,903	152,582
Gartner, Inc.*	342	148,715
Gen Digital, Inc.	3,104	68,536
GLOBALFOUNDRIES, Inc.*	2,565	137,715
HP, Inc.	8,106	237,830
HubSpot, Inc.*	213	105,207
Intel Corp.	21,888	978,394
Intuit, Inc.	1,146	654,893
Keysight Technologies, Inc.*	1,675	227,616
KLA Corp.	897	488,524
Lam Research Corp.	802	574,168
Marvell Technology, Inc.	6,203	345,693
Microchip Technology, Inc.	3,960	330,422
Micron Technology, Inc.	6,933	527,740
Microsoft Corp.	39,218	14,860,092
MongoDB, Inc.*	306	127,216
Motorola Solutions, Inc.	1,233	398,099
NetApp, Inc.	2,951	269,692
NVIDIA Corp.	12,364	5,782,643

Okta, Inc.*	771	51,695
ON Semiconductor Corp.*	3,286	234,390
Oracle Corp.	6,466	751,414
Palo Alto Networks, Inc.*	1,276	376,535
QUALCOMM, Inc.	5,994	773,526
Salesforce, Inc.*	3,912	985,433
Seagate Technology Holdings PLC	3,039	240,385
ServiceNow, Inc.*	852	584,250
Skyworks Solutions, Inc.	2,058	199,482
Snowflake, Inc., Class A*	1,206	226,342
Splunk, Inc.*	720	109,109
Synopsys, Inc.*	642	348,754
TE Connectivity Ltd.	2,473	323,963
Teradyne, Inc.	2,072	191,101
Texas Instruments, Inc.	4,596	701,855
Twilio, Inc., Class A*	818	52,908
Unity Software, Inc.*	1,250	36,887
VeriSign, Inc.*	421	89,336
Western Digital Corp.*	4,443	214,641
Workday, Inc., Class A*	877	237,421
Zoom Video Communications, Inc., Class A*	1,161	78,751
Zscaler, Inc.*	439	86,716

(Cost $43,530,541)		57,396,394

Materials - 2.0%
Ball Corp.	3,856	213,198
Corteva, Inc.	5,600	253,120
Ecolab, Inc.	1,876	359,685
FMC Corp.	2,002	107,427
International Flavors & Fragrances, Inc.	2,992	225,537
International Paper Co.	4,414	163,053
Martin Marietta Materials, Inc.	576	267,604
Mosaic Co.	4,967	178,266
Nucor Corp.	1,592	270,592
Packaging Corp. of America	1,455	244,455
PPG Industries, Inc.	1,930	274,041
Sherwin-Williams Co.	1,545	430,746
Southern Copper Corp.	2,463	177,164

(Cost $3,152,683)		3,164,888

Real Estate - 4.6%
Alexandria Real Estate Equities, Inc. REIT	2,043	223,504
American Tower Corp. REIT	2,699	563,497
AvalonBay Communities, Inc. REIT	1,417	245,056
CBRE Group, Inc., Class A*	1,658	130,916
CoStar Group, Inc.*	1,782	147,977
Crown Castle, Inc. REIT	3,181	373,068
Digital Realty Trust, Inc. REIT	2,615	362,910
Equinix, Inc. REIT	587	478,411
Equity Residential REIT	3,911	222,301
Essex Property Trust, Inc. REIT	939	200,439
Extra Space Storage, Inc. REIT	1,617	210,485
Healthpeak Properties, Inc. REIT	9,679	167,640
Invitation Homes, Inc. REIT	6,931	231,218
Iron Mountain, Inc. REIT	3,907	250,634
Mid-America Apartment Communities, Inc. REIT	1,496	186,222
NET Lease Office Properties REIT*	218	3,564
Prologis, Inc. REIT	5,142	590,970
Public Storage REIT	1,192	308,442
Realty Income Corp. REIT	5,338	288,038
SBA Communications Corp. REIT	1,126	278,077
Simon Property Group, Inc. REIT	2,656	331,708
UDR, Inc. REIT	5,019	167,635
Ventas, Inc. REIT	4,854	222,507
VICI Properties, Inc. REIT	9,164	273,912
Welltower, Inc. REIT	4,078	363,350
Weyerhaeuser Co. REIT	7,510	235,439
WP Carey, Inc. REIT	3,274	203,774

(Cost $7,715,183)		7,261,694

Utilities - 1.1%
American Water Works Co., Inc.	6,454	850,896
Edison International	12,371	828,733

(Cost $1,752,421)		1,679,629

TOTAL COMMON STOCKS (Cost $137,585,581)		156,579,655

EXCHANGE-TRADED FUNDS - 0.2%
iShares Paris-Aligned Climate MSCI USA ETF	3,300	166,221
Vanguard Mid-Cap ETF	300	65,478

(Cost $224,548)		231,699

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
(Cost $32,700)	32,700	32,700

CASH EQUIVALENTS - 0.4%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b)
(Cost $643,263)	643,263	643,263

TOTAL INVESTMENTS - 99.9% (Cost $138,486,092)		$157,487,317
Other assets and liabilities, net - 0.1%		223,202

NET ASSETS - 100.0%		$157,710,519

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
67,850	—	(35,150) (d)	—	—	776	—	32,700	32,700
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b)
334,935	1,332,990	(1,024,662)	—	—	5,371	—	643,263	643,263

402,785	1,332,990	(1,059,812)	—	—	6,147	—	675,963	675,963

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2023 amounted to $30,864, which is 0.02% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

REIT:	Real Estate Investment Trust

At November 30, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
E-Mini S&P 500 ESG Futures	USD	4	$790,645	$813,440	12/15/2023	$22,795

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2022.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$156,579,655	$—	$—	$156,579,655
Exchange-Traded Funds	231,699	—	—	231,699
Short-Term Investments (a)	675,963	—	—	675,963
Derivatives (b)
Futures Contracts	22,795	—	—	22,795

TOTAL	$157,510,112	$—	$—	$157,510,112

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

USNZ-PH1

R-089711-1 (5/24) DBX005195 (5/24)